Note 14 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of fair value losses and cash flows on derivative assets [text block]
Derivative financial instrument expenses		2023	2022	2021

Put options	14.1(a)	1,097	38	–
Gold purchase options	14.2(a)	22	–	–
Gold loan	14.2(b)	–	(228)	21
Call options (December 13, 2021)	14.2(b)	–	(240)	–
Cap and collar options and Call options	14.2(c)	–	832	114
Call options transaction costs (March 9, 2022)	14.2(c)	–	796	–
Gold exchange-traded fund ("Gold ETF")		–	–	105
		1,119	1,198	240
Cash flows arising from investing activities
Acquisition of Put options	14.1(a)	(946)	(478)	–
Proceeds from derivative financial liabilities – Gold purchase options	14.2(a)	178	–	–
Proceeds from derivative financial assets - Gold ETF		–	–	1,066
		(768)	(478)	1,066

Cash flows arising from financing activities
Gold loan (repayment) proceeds	14.2(b)	–	(3,698)	2,752
Call options (December 13, 2021) proceeds	14.2(b)	–	–	208
Call options (March 9, 2022) acquisition	14.2(c)	–	(176)	–
Call options (March 9, 2022) proceeds	14.2(c)	–	416	–
		–	(3,458)	2,960

Disclosure of derivative financial assets [text block]
		2023	2022

Put options	14.1(a)	88	440
		88	440

Disclosure of derivative financial liabilities [text block]
		2023	2022

Gold purchase options	14.2(a)	–	–
Gold loan	14.2(b)	–	–
Call options (December 13, 2021)	14.2(b)	–	–
Cap and collar options and Call options	14.2(c)	–	–
		–	–

Allocation of proceeds received for derivative financial liabilities [text block]
December 13, 2021
Net proceeds received	2,960
Fair value of Call options	208
Fair value of Gold loan	2,752